Long Term Debt (Revolving credit facilities, outstanding borrowings and available capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 3,155	$ 2,729
Use of available facilities	1,408	894
Available capacity under existing agreements	420	990
Revolving credit facility
Debt Instrument [Line Items]
Available capacity under existing agreements	2,219	1,527
Available capacity under existing agreements	811	633
Advances on the revolving credit facility	50
Revolving credit facility | Emera
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 900	900
Maturity	June 2027
Revolving credit facility | NSPI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 800	600
Maturity	December 2027
Revolving credit facility | ECI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 11	27
Maturity	2023-2032
Non-revolving credit facility | NSPI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 400	0
Maturity	July 2024
Non-revolving credit facility | NMGC
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 108	0
Maturity	March 2024
Borrowings under credit facilities
Debt Instrument [Line Items]
Use of available facilities	$ 1,396	770
Letters of credit issued within the credit facilities
Debt Instrument [Line Items]
Use of available facilities	$ 12	$ 124